Average Annual Total Returns	12 Months Ended	21 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	17.858%	17.98%	[1]
North Shore Equity Rotation ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.03%	15.15%	[1]
Performance Inception Date		Apr. 01, 2024
North Shore Equity Rotation ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.85%	14.95%	[1]
North Shore Equity Rotation ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.49%	11.63%	[1]

[1]	The Fund commenced operations on April 1, 2024